Report Of The Directors Financial Review Risk Report - Own funds (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) percentage	May 31, 2020	Dec. 31, 2019 USD ($)
Common equity tier 1 (‘CET1’) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts	$ 23,219		$ 22,873
Retained earnings	128,665		127,188
Accumulated other comprehensive income (and other reserves)	9,768		1,735
Minority interests (amount allowed in consolidated CET1)	4,079		4,865
Independently reviewed interim net profits net of any foreseeable charge or dividend	(252)		(3,381)
Common equity tier 1 capital before regulatory adjustments	165,479		153,280
Common equity tier 1 capital: regulatory adjustments [Abstract]
Total regulatory adjustments to common equity tier 1	(29,429)		(29,314)
Common equity tier 1 capital	136,050		123,966
Additional tier 1 capital before regulatory adjustments	24,183		24,453
Total regulatory adjustments to additional tier 1 capital	(60)		(60)
Additional tier 1 capital	24,123		24,393
Tier 1 capital	160,173		148,359
Tier 2 capital before regulatory adjustments	25,722		25,192
Total regulatory adjustments to tier 2 capital	(1,472)		(1,401)
Tier 2 capital	24,250		23,791
Total capital	$ 184,423		$ 172,150
CET1 ratio	15.90%		14.70%
Increase (decrease) in common equity tier one capital	$ 12,100
Increase (decrease) in common equity tier one capital, cancellation of the fourth interim dividend	3,400
Increase (decrease) in common equity tier one capital, foreign currency translation	3,400
Increase (decrease) in common equity tier one capital, other equity instruments net of dividends	2,800
Increase (decrease) in common equity tier one capital, intangible asset deduction	2,100
Increase (decrease) in common equity tier one capital, FVOCI reserve	1,800
Increase (decrease) in common equity tier one capital, excess expected loss deduction	1,800
Increase (decrease) in common equity tier one capital, interim dividend	3,100
Increase (decrease) in common equity tier one capital, allowable non-controlling interest	$ 800
Increase (decrease) in common equity tier one ratio, percentage points | percentage	0.2
Pillar 2A requirement, percentage of risk weighted assets	3.00%
Pillar 2A requirement, risk weighted assets, percentage met by CET1	1.70%
HSBC Trinkaus & Burkhardt AG1
Common equity tier 1 capital: regulatory adjustments [Abstract]
Percentage of voting equity interests acquired		18.66%